Expense Example - FS Long/Short Equity Fund	Apr. 30, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	1,190
Expense Example, with Redemption, 5 Years	2,240
Expense Example, with Redemption, 10 Years	4,859
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	728
Expense Example, with Redemption, 3 Years	1,749
Expense Example, with Redemption, 5 Years	2,765
Expense Example, with Redemption, 10 Years	$ 5,282